SEGMENT REPORTING (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
SCHEDULE OF INFORMATION ABOUT REPORTED SEGMENT PROFIT OR LOSS AND ASSETS

			COVID-19
	Breast Cancer Test	Alzheimer	Testing and related products	Un-allocated	Total
	Unaudited
Three months ended March 31, 2022
Revenues	-	-	2,199	-	2,199
Operating loss	(1,107)	-	(1,303)	(1,707)	(4,117)
Unallocated amounts:
Financing expenses, net				(3,471)	(3,471)
Share in losses of affiliated companies accounted for under equity method, net				-	-
Net loss	(1,107)	-	(1,303)	(5,178)	(7,588)

			COVID-19
	Breast Cancer Test	Alzheimer	Testing and related products	Un- allocated	Total
	Unaudited
Year ended December 31, 2021
Revenues		-	12,230	-	12,230
Operating loss	(528)	-	(3,442)	(5,316)	(9,286)
Unallocated amounts:
Financing expenses, net				(30,340)	(30,340)
Other losses				(2,030)	(2,030)
Share in losses of affiliated companies accounted for under equity method, net				(1,658)	(1,658)
Net loss				(43,314)	(43,314)

SUMMARY OF REVENUES BY GEOGRAPHIC REGION

	Three months period ended March 31,
	2022	2021
	Unaudited
Israel	$-	$-
United States	2,199	5,031
Total	2,199	5,031

TODOS MEDICAL LTD.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

D.	Property and equipment, net, by geographic areas:

	As of March 31,	As of December 31,
	2022	2021
	Unaudited
Israel	$31	$34
United States	2,082	2,011
Property and equipment, net	$2,113	$2,045

	Year ended December 31,
	2021	2021

Israel	$-	$-
United States	12,230	5,207
	12,230	5,207

SUMMARY OF PROPERTY AND EQUIPMENT, NET, BY GEOGRAPHIC AREA
	As of December 31,
	2021	2020
Israel	$34	$61
United States	2,011	1,938
Property and equipment, net	$2,045	$1,999

SCHEDULE OF MAJOR CUSTOMER
	As of March 31,
	2022	2021
Client A	-	85.3%
Client B	27.2%	-

Client D	11.2%	-
Total	38.4%	85.3%

	As of December 31,
	2021	2020
Client A	47.2%	56.6%
Client B	12.0%	0.8%
Client C	11.9%	2.7%
	71.1%	60.1%